Lease liabilities - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Lessee, Leases, Description [Line Items]
" Expense Relating To Short-Term And Low Value Leases For Which Recognition Exemption Has Been Used"	$ 336,858	$ 68,346	$ 782,490	$ 104,423
Lease Termination, Lease Liability					$ (33,442)
New lease agreement for a kiosk location
Lessee, Leases, Description [Line Items]
Lease term			30 months
Lease agreement
Lessee, Leases, Description [Line Items]
Extension term			7 months
Long-term lease agreement for its engineering center and head offic
Lessee, Leases, Description [Line Items]
Term Of Leases Expire			5 years
Minimum
Lessee, Leases, Description [Line Items]
Lease term			1 year
Maximum
Lessee, Leases, Description [Line Items]
Lease term			5 years